Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

The significant components of the Partnership’s deferred tax assets and liabilities are as follows:

	December 31, 2017 $	December 31, 2016 $
Deferred tax assets:
Tax losses carried forward (1)	120,789	109,013
Other	6,204	2,747
Total deferred tax assets	126,993	111,760
Deferred tax liabilities:
Vessels and equipment	14,046	5,974
Long-term debt	365	1,691
Other	620	1,933
Total deferred tax liabilities	15,031	9,598
Net deferred tax assets	111,962	102,162
Valuation allowance	(85,560)	(78,365)
Net deferred tax assets(2)	26,402	23,797
Disclosed in:
Deferred tax asset	28,110	24,659
Other long-term liabilities	1,708	862
Net deferred tax assets	26,402	23,797

(1)
As at December 31, 2017, the income tax losses carried forward of $509.8 million (December 31, 2016 - $442.2 million) are available to offset future taxable income in the applicable jurisdictions, of which $498.8 million can be carried forward indefinitely, $7.2 million will expire in 2026, $1.8 million will expire in 2034 and $2.0 million will expire in 2037.

(2)
Deferred tax assets decreased by $1.0 million for the year ended December 31, 2017 (December 31, 2016 - decrease of $2.4 million) due to a decrease in tax rates in certain countries which the Partnership operates.

The components of the provision for income taxes are as follows:

	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $
Current	(1,772)	(3,954)	(1,650)
Deferred	1,870	(4,854)	23,007
Income tax recovery (expense)	98	(8,808)	21,357

The Partnership operates in countries that have differing tax laws and rates. Consequently, a consolidated weighted average tax rate will vary from year to year according to the source of earnings or losses by country and the change in applicable tax rates. Reconciliations of the tax charge related to the current year at the applicable statutory income tax rates and the actual tax charge related to the current year are as follows:

	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $
Net (loss) income before taxes	(299,540)	53,283	78,786
Net (loss) income not subject to taxes	(244,045)	(19,706)	12,601
Net (loss) income subject to taxes	(55,495)	72,989	66,185
At applicable statutory tax rates	(15,784)	12,972	14,527
Permanent differences	2,424	(13,277)	387
Adjustments related to currency differences	5,847	(1,869)	(1,060)
Valuation allowance and other	7,415	10,982	(35,211)
Tax (recovery) expense related to current year	(98)	8,808	(21,357)

The following is a tabular reconciliation of the Partnership’s total amount of unrecognized tax benefits at the beginning and end of 2017, 2016 and 2015:

	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $
Balance of unrecognized tax benefits as at beginning of the year	2,174	4,047	6,779
Decreases for positions related to prior years	(930)	(3,376)	(3,082)
Increases for positions related to the current year	166	1,503	350
Balance of unrecognized tax benefits as at end of the year	1,410	2,174	4,047

The Partnership does not presently anticipate such uncertain tax positions will significantly increase or decrease in the next 12 months; however, actual developments could differ from those currently expected. The tax years 2011 through 2017 remain open to examination by some of the taxing jurisdictions in which the Partnership is subject to tax.

The interest and penalties on unrecognized tax benefits included in the tabular reconciliation above are not material.